COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
7.	COMMITMENTS AND CONTINGENCIES

From time to time we may be involved in various claims and legal actions arising in the ordinary course of our business. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with the applicable accounting literature. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. Certain insurance policies held by the Company may reduce the cash outflows with respect to an adverse outcome on certain of these litigation matters. The Company does not believe it is reasonably possible that any of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

6.	COMMITMENTS AND CONTINGENCIES

From time to time we may be involved in various claims and legal actions arising in the ordinary course of our business. When the Company becomes aware of potential litigation, it evaluates the merits of the case in accordance with the applicable accounting literature. The Company evaluates its exposure to the matter, possible legal or settlement strategies and the likelihood of an unfavorable outcome. If the Company determines that an unfavorable outcome is probable and can be reasonably estimated, it establishes the necessary accruals. Certain insurance policies held by the Company may reduce the cash outflows with respect to an adverse outcome on certain of these litigation matters. The Company does not believe it is reasonably possible that any of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.